Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 — SUBSEQUENT EVENTS

The Company has evaluated all other subsequent events through April 16, 2012, the date these consolidated financial statements were issued, and determined that there were no other subsequent events or transactions that require recognition or disclosures in the financial statements except the following:

Rescission Offering

As December 31, 2011, 9,500,000 shares of YBP Common Stock related to the Summer 2009 Offering were subject to a Rescission Offering to the 62 subscribers, all of whom are residents of the PRC. In the Rescission Offering, subscribers in the 2009 Summer Offering would either 1) confirm their subscriptions of shares of YBP Common Stock or 2) elect to rescind their subscriptions of shares of YBP Common Stock and receive a refund of their respective subscription amounts, together with interest. Pursuant to the Rescission Offering, in which was conducted in March 2012, all the subscribers in the 2009 Summer Offering confirmed their subscriptions for an aggregate 9,500,000 shares of YBP Common Stock.

Options

Generally, the founders of a corporation in the United States receive shares of stock in consideration of the tangible and intangible assets contributed by them to the enterprise. Since the consideration for those shares is the transfer of assets, including intellectual property, and business know-how, sometimes referred to as “sweat equity”, no payment for such shares occurs.

However, unfamiliar with the usual way that founders acquire equity interests in corporations in the United States, the HDS Shareholders actually purchased their HDS Shareholders’ Stock between March 2008 and September 2009, for cash, in a series of four different offerings of YBP Common Stock during that period, at prices ranging between $0.02 and $0.10 per share, for an aggregate purchase price of $890,501.

As a result of the Contractual Arrangements of the Second Restructure, in which all of the profits of HDS will be paid under the terms of the Business Cooperation Agreement to JSJ, which is an indirect wholly-owned subsidiary of YBP, combined with the actual purchase by the HDS Shareholders of the HDS Shareholders’ Stock for cash, it could be viewed that Mr. Wang, Madame Qi and Mr. Han have, in effect, paid for their HDS Shareholders’ Stock twice.

Accordingly, it is the intention of the Company to rectify this situation by issuing a stock purchase option (individually a “Founder’s Option” and collectively the “Founders’ Options”) to each of Mr. Wang, Madame Qi and Mr. Han in an amount equal to the number of shares of YBP Common Stock that each of them currently owns. The terms of each Founder’s Option will be identical to each other except for the name of the optionee and the number of shares of YBP Common Stock subject to each such Founder’s Option. Those terms include:

•	The issuance of the Founder’s Option may be subject to pre-issuance approval or post-issuance ratification by our shareholders as described below;

•	Each Founder’s Option is fully vested upon issuance;

•
Each Founder’s Option may be exercised only upon the approval by the YBP shareholders of an amendment to YBP’s Articles of Incorporation increasing the number of shares of authorized Common Stock and the filing of an amendment of the Articles of Incorporation with the Secretary of State of Nevada;

•	Each Founder’s Option is exercisable for a period of five years;

•	Each Founder’s Option has an exercise price of $0.10 per share, which is the same price per share in the most recently completed offering of YBP’s Common Stock; and

•
Each Founder’s Option has a cashless exercise feature, pursuant to which, at the optionee’s election, he or she may choose not to pay the exercise price of the Founder’s Option and receive instead a reduced number of shares of YBP Common Stock reflecting the value of the number of shares of YBP Common Stock equal to the aggregate exercise price of the Founder’s Option.

The number of shares of YBP Common Stock subject to each Founder’s Option is as follows:

Name of Optionee	Number of Shares Subject to Option
Zhiguo Wang	20,103,475
Guifang Qi	2,488,737
Xingming Han	213,300

The terms of the Founders’ Options have not been determined as a result of arm’s-length negotiations. The Board of Directors of YBP, which consists of the same persons who are the HDS Shareholders and the grantees of the Founder’s Option, may seek shareholder approval or ratification of the issuance of the Founders’ Options.

To the extent that the Founders’ Options are exercised, assuming they are granted as described above, the number of shares to YBP Common Stock then held by each HDS Shareholder could as much double, which would be highly dilutive to the other existing YBP shareholders. The following chart shows the maximum effect of this dilution assuming full exercise of each Founder’s Option for cash:

Assuming the options are issued, the options will be valued on the date of grant using the Black-Scholes option pricing model, using the expected and implied volatility from its peer companies’ volatilities as the Company itself does not have historical trading history, expected dividends yield of 0%, expected term of five years and risk-free interest rate on the date of grant. The value of the options granted will be immediately recognized as the Company’s compensation expenses upon issuance of the options.

Shareholder	Number Shares Presently Held	Percentage of Issued Shares Presently Held	Number Shares Held Assuming Exercise of Founder’s Options	Percentage of Issued Shares Following Exercise of Founder’s Options
Zhiguo Wang	20,103,475	40.21%	40,206,950	55.23%
Guifang Qi	2,488,737	4.98%	4,977,474	6.84%
Xingming Han	213,300	0.43%	426,600	0.58%
All HDS Shareholders as a group (3 persons)	22,805,512	45.61%	45,611,024	62.65%
All other existing shareholders	27,194,488	54.39%	27,194,488	37.35%
Total	50,000,000	100.00%	72,805,512	100.00%

Research and Development

On February 2, 2012, the Company signed a supplementary agreement to the Technology Agreement with Kairun to extend the contract period indefinitely until the results specified in the Technology Agreement have been achieved.